Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Of Financial Instruments Tables [Abstract]
Schedule of fair value disclosure of financial instruments

The following table shows the carrying amount and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. During the year ended December 31, 2023 and 2022, there have not been any transfers between fair value hierarchy levels except for the transfers indicated in Note 25(c)(i) related to the investment portfolio.

		Carrying amount				Fair value
As at December 31, 2023	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio		37,768	—	—	37,768	26,332	—	11,436	37,768
		37,768	—	—	37,768
Financial assets not measured at fair value
Cash and cash equivalent		—	16,133	—	16,133	16,133	—	—	16,133
Restricted cash		—	1,737	—	1,737	1,737	—	—	1,737
Loans receivable – current	4	—	74,121	—	74,121	—	74,121	—	74,121
Loans receivable – non-current	4	—	151	—	151	—	—	151	151
Other receivables		—	11,750	—	11,750	—	11,750	—	11,750
		—	103,892	—	103,892
Financial liabilities measured at fair value
Derivative financial liabilities	13	34	—	—	34	—	34	—	34
		34	—	—	34
Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	23,904	23,904	—	23,904	—	23,904
Credit facility	11	—	—	49,405	49,405	—	49,405	—	49,405
Debentures	12	—	—	36,783	36,783	—	34,997	—	34,997
		—	—	110,092	110,092

		Carrying amount				Fair value
As at December 31, 2022	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio		12,520	—	—	12,520	605	—	11,915	12,520
		12,520	—	—	12,520
Financial assets not measured at fair value
Cash and cash equivalent		—	29,268	—	29,268	29,268	—	—	29,268
Restricted cash		—	1,578	—	1,578	1,578	—	—	1,578
Loans receivable – current	4	—	69,693	—	69,693	—	69,693	—	69,693
Loans receivable – non-current	4	—	221	—	221	—	—	221	221
Other receivables		—	9,719	—	9,719	—	9,719	—	9,719
		—	110,479	—	110,479
Financial liabilities measured at fair value
Derivative financial liabilities	13	419	—	—	419	—	419	—	419
		419	—	—	419
Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	20,773	20,773	—	20,773	—	20,773
Credit facility	11	—	—	46,180	46,180	—	46,180	—	46,180
Debentures	12	—	—	38,266	38,266	—	36,067	—	36,067
		—	—	105,219	105,219

Schedule of fair value measurements of investment portfolio

The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2023 and December 31, 2022 and classified as Level 3:

	As at
	December 31, 2023	December 31, 2022
Balance, beginning of the period	11,915	16,303
Additions	—	1,837
Disposal	(152)	—
Transfer to Level 1 investments	—	(500)
Unrealized exchange (loss) gain	(201)	547
Realized loss on investment portfolio	(508)	—
Unrealized gain (loss) on investment portfolio	382	(6,272)
Balance, end of the period	11,436	11,915

		Profit or loss
		Increase	Decrease
Investment portfolio:
December 31, 2023	Adjusted market multiple (5% movement)	572	(572)

December 31, 2022	Adjusted market multiple (5% movement)	626	(626)

	As at
	December 31, 2023	December 31, 2022
WonderFi	25,654	—
Alida Inc.	3,035	2,001
Blue Ant Media Inc.	2,700	2,237
Hootsuite Inc.	2,491	2,467
Gemini	898	569
Cardiac Dimensions Pty Ltd.	828	880
Tetra Trust Company	715	1,300
Others	1,447	3,066
Balance, end of the period	37,768	12,520